RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of Fund Management Fee and Reporting Fee [Table Text Block]

The fund management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2020 and 2019, are as follows:

			Fund Management Fee
			net of Asset
	Gross Fund	Asset Management	Management and
	Management Fee	and Reporting Fee	Reporting Fee
Series 47	$243,117	$18,012	$225,105
Series 48	141,388	35,219	106,169
Series 49	511,104	58,571	452,533

	$895,609	$111,802	$783,807

			Fund Management Fee
			net of Asset
	Gross Fund	Asset Management	Management and
	Management Fee	and Reporting Fee	Reporting Fee
Series 47	$250,608	$17,014	$233,594
Series 48	155,340	15,935	139,405
Series 49	511,104	54,071	457,033

	$917,052	$87,020	$830,032

Schedule of Management Fees Paid

The fund management fees paid by the Fund for the years ended March 31, 2020 and 2019 are as follows:

	2020	2019
Series 47	$46,746	$520,015
Series 48	157,346	443,500
Series 49	—	241,253

	$204,092	$1,204,768

Schedule Of General Administrative And Professional Fees [Table Text Block]

General and administrative expenses and professional fees incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership for each series for the years ended March 31, 2020 and 2019, charged to each series’ operations are as follows:

	2020	2019
Series 47	$18,937	$17,835
Series 48	16,815	15,902
Series 49	24,103	22,844

	$59,855	$56,581